Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Staff costs	€ 453.6	€ 421.8	€ 386.1
Depreciation of property, plant and equipment	88.1	87.3	79.8
Impairment loss recognised in profit or loss, intangible assets and goodwill	0.0	0.0	5.8
Amortization of intangible assets	8.8	7.7	8.8
Expense relating to low value and short-term leases	10.8	9.1	9.9
Foreign exchange gain (loss)	14.6	14.2	38.3
Research & development expenditure	20.9	20.9	19.3
Inventories recognized as an expense within cost of goods sold	€ 1,982.8	€ 2,053.4	€ 1,949.8